Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of components of income tax (expense) recovery	Income tax (expense) recovery:

For the years ended December 31	2025	2024
Current tax (expense) recovery:
Current period before undernoted items	$(80,062)	$(74,169)
Adjustments to prior years including resolution for certain outstanding audits	63,132	43
	(16,930)	(74,126)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	(39,821)	52,396
Adjustments to prior years including resolution for certain outstanding audits	(5,679)	(383)
Changes in tax rates	1,997	34
Impact of foreign exchange and other	1,988	(7,762)
	(41,515)	44,285
Total income tax expense	$(58,445)	$(29,841)

Schedule of reconciliation of accounting profit multiplied by applicable tax rates	Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income before income taxes as follows:

For the years ended December 31	2025	2024
Income before income taxes	$203,239	$280,086
Canadian statutory tax rate	23.8%	24.5%
Income tax expense calculated at Canadian statutory tax rate	(48,371)	(68,621)
Decrease (increase) in income tax expense resulting from:
Impact of profit (loss) of equity-accounted investees reported net of tax	(3,575)	9,392
Impact of income and losses taxed in foreign jurisdictions	13,178	14,268
Utilization of (valuation allowance taken against) unrecognized loss carryforwards and temporary differences	(81,527)	6,482
Impact of tax rate changes	1,997	34
Impact of foreign exchange	3,699	1,650
Other business taxes	(4,294)	2,791
Impact of items not taxable for tax purposes	2,929	4,555
Adjustments to prior years including resolution for certain outstanding audits	57,453	(340)
Other	66	(52)
Total income tax expense	$(58,445)	$(29,841)

Schedule of effect of temporary difference, unused tax losses and unused tax credits and analysis of change in deferred income tax liabilities	The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets is as follows:

As at		Dec 31, 2025			Dec 31, 2024
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(695,218)	$11,108	$(706,326)	$(325,338)	$(162,036)	$(163,302)
Right-of-use assets	(37,921)	(10,116)	(27,805)	(35,757)	(25,816)	(9,941)
Repatriation taxes	(115,972)	(32)	(115,940)	(119,281)	(30)	(119,251)
Investment basis differential	(102,119)	—	(102,119)	—	—	—
Other	(16,258)	(2,754)	(13,504)	(26,241)	(11,267)	(14,974)
	(967,488)	(1,794)	(965,694)	(506,617)	(199,149)	(307,468)
Non-capital loss carryforwards	551,931	3,374	548,557	357,670	346,150	11,520
Lease obligations	46,610	7,663	38,947	48,706	35,740	12,966
Share-based compensation	12,718	290	12,428	24,567	8,185	16,382
Other	48,068	5,736	42,332	40,652	13,165	27,487
	659,327	17,063	642,264	471,595	403,240	68,355
Net deferred income tax assets (liabilities)	$(308,161)	$15,269	$(323,430)	$(35,022)	$204,091	$(239,113)
As at December 31, 2025, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in the United States. These loss carryforwards expire as follows:

For the year ended December 31, 2025	Gross amount	Tax effect
Expire
Losses generated in 2015 (expires 2035)	$282,035	$62,048
Losses generated in 2016 (expires 2036)	432,581	95,168
Losses generated in 2017 (expires 2037)	234,941	51,687
	949,557	208,903
No expiry
Losses generated in 2018	11,727	2,580
Losses generated in 2019	475,744	104,664
Losses generated in 2020	275,776	60,671
Losses generated in 2021	65,283	14,362
Losses generated in 2022	16,715	3,677
Losses generated in 2023	88,832	19,543
Losses generated in 2024	89,493	19,689
Losses generated in 2025	515,546	113,420
Total non-capital loss carryforwards	$2,488,673	$547,509
As at December 31, 2025, deferred income tax assets that have been recognized in respect of non-capital loss carryforwards in other tax jurisdictions are as below:

	2025		2024
	Non-capital Loss Carried Forward	Deferred tax Assets	Non-capital Loss Carried Forward	Deferred tax Assets
Canada	$4,282	$1,049	$47,022	$11,520
Netherlands	$12,815	$3,306	$—	$—
New Zealand	$—	$—	$35,912	$10,055
Trinidad	$—	$—	$107,413	$37,594
Total	$17,097	$4,355	$190,347	$59,169
Analysis of the change in deferred income tax assets and liabilities:

		2025			2024
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(35,022)	$204,091	$(239,113)	$(65,590)	$152,250	$(217,840)
Deferred income tax recovery (expense) included in net income	(41,515)	43,930	(85,445)	44,285	65,244	(20,959)
Deferred income tax recovery (expense) included in other comprehensive income	5,750	(3,208)	8,958	(14,096)	(13,403)	(693)
Deferred income tax acquired / generated from OCI acquisition	(236,882)	(229,544)	(7,338)	—	—	—
Other	(492)	—	(492)	379	—	379
Balance, December 31	$(308,161)	$15,269	$(323,430)	$(35,022)	$204,091	$(239,113)